UNIT-BASED COMPENSATION - Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding (in shares)	99
Options outstanding (in shares)	99	99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options exercisable (in shares)	99	66
Options outstanding, weighted average exercise price, beginning balance (in dollars per share)	$ 16.10
Options outstanding, weighted average exercise price, ending balance	$ 14.49	$ 16.10
Weighted average remaining contractual term (years)	1 year 10 months 24 days	2 years 10 months 24 days